PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details Narrative) ¥ in Millions	6 Months Ended
Sep. 30, 2025 CNY (¥)
Reversal of allowance for credit losses, due to recovery	¥ 2.7
CHINA
Prepayments to suppliers	¥ 350.0